Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 40.9	$ 44.6	$ 45.8
Operating lease, future minimum payment, total	113.6
Operating lease, future minimum payment, 2016	35.0
Operating lease, future minimum payment, 2017	23.3
Operating lease, future minimum payment, 2018	18.2
Operating lease, future minimum payment, 2019	15.3
Operating lease, future minimum payment, 2020	9.5
Operating lease, future minimum payment, 2021 and thereafter	$ 12.3
Capital leases expiration date	Various dates through 2017
Maximum
Leases Disclosure [Line Items]
Operating leases expiration date	2045